FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (62)	$ (23)
Net changes in fair value of derivatives	95	(113)
Net losses reclassified from accumulated other comprehensive income into income	5	64
Accumulated derivative net losses, end of period	38	(72)
Income Tax
Accumulated derivative net losses, beginning of period	8	1
Net changes in fair value of derivatives	(9)	20
Reclassification from AOCI, Current Period, Tax	(4)	(10)
Accumulated derivative net losses, end of period	(5)	11
After-Tax Amount
Accumulated derivative net losses, beginning of period	(54)	(22)
Net changes in fair value of derivatives	86	(93)
Net losses reclassified from accumulated other comprehensive income into income	1	54
Accumulated derivative net losses, end of period	$ 33	$ (61)